                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

    50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
          (Address of principal executive offices)              (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                      25,320(d)         $1,403,488
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                    37,020             1,531,888
Expeditors Intl of Washington                            35,080               966,454
                                                                      ---------------
Total                                                                       2,498,342
-------------------------------------------------------------------------------------


AIRLINES (0.8%)
Alaska Air Group                                         59,820(b)          1,310,656
Continental Airlines Cl B                                68,850(b,d)          689,877
                                                                      ---------------
Total                                                                       2,000,533
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Brown-Forman Cl B                                        23,650             1,016,477
Hansen Natural                                           32,900(b)          1,094,912
                                                                      ---------------
Total                                                                       2,111,389
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.2%)
Alexion Pharmaceuticals                                 100,486(b,d)        3,436,621
Celgene                                                  22,070(b)            987,191
Cephalon                                                 21,595(b)          1,416,416
Myriad Genetics                                          18,500(b)          1,458,725
United Therapeutics                                      17,050(b,d)        1,144,226
                                                                      ---------------
Total                                                                       8,443,179
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.6%)
BlackRock                                                16,010(d)          1,549,928
Knight Capital Group Cl A                                45,302(b)            796,862
Lazard Cl A                                              32,047(c)            778,101
Northern Trust                                           40,910(d)          2,272,551
T Rowe Price Group                                       65,460(d)          1,488,560
                                                                      ---------------
Total                                                                       6,886,002
-------------------------------------------------------------------------------------


CHEMICALS (5.6%)
Agrium                                                   22,223(c)            772,916
Airgas                                                   32,440               998,828
CF Inds Holdings                                         25,601             1,646,912
Ecolab                                                   39,720             1,262,302
Intrepid Potash                                          37,383(b)            838,875
Monsanto                                                 39,709             3,028,605
Mosaic                                                   24,299             1,046,072
Potash Corp of Saskatchewan                               9,762(c)            819,715
Scotts Miracle-Gro Cl A                                  54,343             1,517,800
Syngenta                                                 14,355(c)          3,069,170
                                                                      ---------------
Total                                                                      15,001,195
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.2%)
Covanta Holding                                          48,030(b,d)          731,497
Stericycle                                               36,210(b,d)        1,737,355
Tetra Tech                                               33,264(b)            745,114
                                                                      ---------------
Total                                                                       3,213,966
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks                                             101,540(b)          2,030,800
Juniper Networks                                        120,150(b,d)        1,707,332
                                                                      ---------------
Total                                                                       3,738,132
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
SanDisk                                                  60,750(b,d)          541,283
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.9%)
AECOM Technology                                        107,350(b)          2,633,296
Jacobs Engineering Group                                 33,830(b)          1,141,424
Quanta Services                                         261,983(b,d)        4,610,901
Shaw Group                                               43,098(b)          1,005,907
URS                                                      35,398(b)          1,094,506
                                                                      ---------------
Total                                                                      10,486,034
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials                                10,550(d)            807,708
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.4%)
Crown Holdings                                          177,874(b)          3,749,584
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (5.0%)
Apollo Group Cl A                                        29,901(b)          2,167,823
Corinthian Colleges                                     155,663(b)          3,066,561
DeVry                                                    14,462               751,301
H&R Block                                                79,474             1,517,953
ITT Educational Services                                 50,906(b,d)        5,777,831
                                                                      ---------------
Total                                                                      13,281,469
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.1%)
IntercontinentalExchange                                 27,350(b,d)        1,552,659
NASDAQ-100 Shares ETF                                    53,239             1,465,670
                                                                      ---------------
Total                                                                       3,018,329
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.7%)
PPL                                                      63,060             1,758,743
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
AMETEK                                                   22,355               591,514
Energy Conversion Devices                                18,727(b)            410,683
First Solar                                               5,510(b,d)          582,627
                                                                      ---------------
Total                                                                       1,584,824
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.1%)
Cameron Intl                                             64,010(b)          1,234,113
CARBO Ceramics                                           31,986             1,111,833
Dresser-Rand Group                                       38,140(b)            801,321
Weatherford Intl                                        240,559(b)          2,566,765
                                                                      ---------------
Total                                                                       5,714,032
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.5%)
Whole Foods Market                                      102,040(d)          1,239,786
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.7%)
Dean Foods                                               42,173(b)            862,438
Ralcorp Holdings                                         14,966(b)            906,939
                                                                      ---------------
Total                                                                       1,769,377
-------------------------------------------------------------------------------------


GAS UTILITIES (0.5%)
Questar                                                  46,050             1,327,622
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Covidien                                                 34,554(c)          1,094,325
Edwards Lifesciences                                     35,439(b)          1,970,763
Intuitive Surgical                                        5,510(b,d)          501,190
ResMed                                                   33,510(b,d)        1,235,849
St. Jude Medical                                         80,622(b)          2,673,425
                                                                      ---------------
Total                                                                       7,475,552
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (7.6%)
Aetna                                                    45,181             1,078,470
AmerisourceBergen                                        44,220(d)          1,404,427
DaVita                                                   26,570(b)          1,246,664
Express Scripts                                         103,683(b)          5,215,255
Humana                                                    4,189(b)             99,154
Medco Health Solutions                                  100,211(b)          4,066,562
Omnicare                                                136,629             3,542,790
UnitedHealth Group                                      133,458             2,622,450
WellPoint                                                19,301(b)            654,690
                                                                      ---------------
Total                                                                      19,930,462
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.3%)
Cerner                                                   23,780(b)            870,348
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (3.1%)
Burger King Holdings                                     12,799              $275,051
Darden Restaurants                                       63,520(d)          1,723,933
Panera Bread Cl A                                        16,462(b)            724,986
Starwood Hotels & Resorts Worldwide                      85,360(d)            989,322
WMS Inds                                                 70,885(b,d)        1,285,145
Wynn Resorts                                             56,700(b,d)        1,187,865
Yum! Brands                                              78,610(d)          2,065,871
                                                                      ---------------
Total                                                                       8,252,173
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.0%)
KB Home                                                  44,816               398,862
MDC Holdings                                             13,299               335,534
NVR                                                       1,943(b)            646,572
Pulte Homes                                             236,111             2,167,499
Toll Brothers                                           116,560(b,d)        1,847,476
                                                                      ---------------
Total                                                                       5,395,943
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.3%)
Clorox                                                   17,830(d)            866,538
-------------------------------------------------------------------------------------


INSURANCE (2.9%)
ACE                                                      12,427(c)            453,710
Aon                                                      65,974             2,522,846
Axis Capital Holdings                                    34,564(c)            773,542
Fidelity Natl Financial Cl A                            118,736             1,967,456
PartnerRe                                                21,856(c)          1,352,886
Travelers Companies                                      19,913               719,855
                                                                      ---------------
Total                                                                       7,790,295
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (1.1%)
NetFlix                                                  41,831(b)          1,511,772
priceline.com                                            16,580(b,d)        1,406,979
                                                                      ---------------
Total                                                                       2,918,751
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (3.1%)
Equinix                                                  29,890(b)          1,387,195
NetEase.com ADR                                         102,438(b,c)        2,097,930
Omniture                                                 56,800(b,d)          645,248
Open Text                                                33,750(b,c)        1,066,838
Sohu.com                                                 45,959(b,c)        2,270,374
VistaPrint                                               33,858(b,c,d)        829,521
                                                                      ---------------
Total                                                                       8,297,106
-------------------------------------------------------------------------------------


IT SERVICES (0.6%)
Paychex                                                  70,270             1,550,156
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.7%)
Illumina                                                 56,400(b,d)        1,767,012
Thermo Fisher Scientific                                 79,264(b)          2,874,113
                                                                      ---------------
Total                                                                       4,641,125
-------------------------------------------------------------------------------------


MACHINERY (0.9%)
Briggs & Stratton                                        26,098               317,874
ESCO Technologies                                        27,130(b)            881,996
Parker Hannifin                                          33,970             1,133,579
                                                                      ---------------
Total                                                                       2,333,449
-------------------------------------------------------------------------------------


MARINE (0.3%)
Diana Shipping                                           41,039(c)            481,387
Genco Shipping & Trading                                 26,511               325,290
                                                                      ---------------
Total                                                                         806,677
-------------------------------------------------------------------------------------


MEDIA (0.7%)
Cablevision Systems Cl A                                 36,350(d)            472,187
DIRECTV Group                                            70,718(b)          1,410,116
                                                                      ---------------
Total                                                                       1,882,303
-------------------------------------------------------------------------------------


METALS & MINING (2.2%)
Agnico-Eagle Mines                                       22,940(c)          1,143,788
Cliffs Natural Resources                                 66,131             1,020,401
Compass Minerals Intl                                    10,640(d)            555,621
Kinross Gold                                             55,928(c)            882,544
Nucor                                                    10,600               356,690
Schnitzer Steel Inds Cl A                                29,736               851,639
Steel Dynamics                                          124,670             1,040,995
                                                                      ---------------
Total                                                                       5,851,678
-------------------------------------------------------------------------------------


MULTILINE RETAIL (3.8%)
Dollar Tree                                             145,865(b)          5,662,480
Family Dollar Stores                                     68,898             1,890,561
Kohl's                                                   64,580(b,d)        2,269,341
Nordstrom                                                22,000               296,340
                                                                      ---------------
Total                                                                      10,118,722
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.6%)
Alpha Natural Resources                                  39,869(b)            733,590
CONSOL Energy                                            78,090             2,127,953
Continental Resources                                    31,680(b)            503,395
Goodrich Petroleum                                       33,590(b)            666,426
Hess                                                     14,476               791,692
Occidental Petroleum                                     15,275               792,314
Petrohawk Energy                                        244,328(b)          4,158,463
Plains Exploration & Production                          39,517(b)            756,355
Range Resources                                          80,941             2,879,071
Southwestern Energy                                     114,439(b)          3,292,410
Ultra Petroleum                                          18,617(b)            654,201
                                                                      ---------------
Total                                                                      17,355,870
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.9%)
Alberto-Culver                                           70,940             1,570,612
Chattem                                                  12,789(b)            811,206
Herbalife                                                 9,050(c)            123,442
                                                                      ---------------
Total                                                                       2,505,260
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.6%)
Allergan                                                 39,980             1,548,825
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.5%)
Equifax                                                  19,050               409,575
Robert Half Intl                                         63,070(d)            969,386
                                                                      ---------------
Total                                                                       1,378,961
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Annaly Capital Management                                52,765               733,434
Digital Realty Trust                                     28,360(d)            847,680
                                                                      ---------------
Total                                                                       1,581,114
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
JB Hunt Transport Services                               23,450               477,911
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Altera                                                  203,288             3,116,405
Atheros Communications                                   72,010(b,d)          869,881
Broadcom Cl A                                           220,521(b,d)        3,627,570
KLA-Tencor                                               64,950             1,120,388
Lam Research                                             75,330(b,d)        1,473,455
Microsemi                                               114,876(b)          1,161,396
PMC-Sierra                                              257,490(b,d)        1,315,774
Varian Semiconductor Equipment Associates                85,637(b,d)        1,562,875
                                                                      ---------------
Total                                                                      14,247,744
-------------------------------------------------------------------------------------


SOFTWARE (5.3%)
Activision Blizzard                                     136,160(b)          1,365,685
Adobe Systems                                            43,240(b)            722,108
BMC Software                                             37,417(b)          1,108,666
Check Point Software Technologies                        45,060(b,c,d)        989,968
Citrix Systems                                           40,750(b,d)          838,635
Macrovision Solutions                                    73,746(b)          1,160,025
McAfee                                                  129,162(b)          3,610,077
Quest Software                                           63,462(b)            717,121
Salesforce.com                                           30,030(b,d)          840,840
Shanda Interactive Entertainment ADR                     39,039(b,c)        1,281,260
Symantec                                                106,954(b)          1,479,174
                                                                      ---------------
Total                                                                      14,113,559
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (4.7%)
Advance Auto Parts                                       29,190             1,116,518
Best Buy                                                 34,340               989,679
GameStop Cl A                                            75,180(b,d)        2,023,845
GUESS?                                                   94,230(d)          1,514,276
O'Reilly Automotive                                      33,541(b)          1,118,928
PetSmart                                                 54,662             1,095,426
Ross Stores                                              66,648             1,967,449
TJX Companies                                            32,669               727,539
Urban Outfitters                                        109,000(b)          1,813,760
                                                                      ---------------
Total                                                                      12,367,420
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Deckers Outdoor                                          28,990(b,d)        1,196,417
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                      61,560               638,377
-------------------------------------------------------------------------------------


TOBACCO (0.7%)
Lorillard                                                31,215             1,824,205
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                 17,760               534,931
-------------------------------------------------------------------------------------


WATER UTILITIES (0.8%)
Aqua America                                            116,966             2,152,174
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


WIRELESS TELECOMMUNICATION SERVICES (4.3%)
American Tower Cl A                                     143,581(b,d)       $4,181,079
MetroPCS Communications                                 182,346(b,d)        2,644,017
SBA Communications Cl A                                 221,388(b)          4,600,442
                                                                      ---------------
Total                                                                      11,425,538
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $324,980,062)                                                     $262,904,601
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%               3,925,233(e)         $3,925,233
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,925,233)                                                         $3,925,233
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED  FOR SECURITIES ON LOAN (16.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     43,358,658           $43,358,658
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $43,358,658)                                                       $43,358,658
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $372,263,953)(f)                                                  $310,188,492
=====================================================================================





INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEB. 28, 2009



                                                  CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------
March 31, 2009                                      3,139,253        2,696,997         $12,385             $--
                                                  Swiss Franc      U.S. Dollar
------------------------------------------------------------------------------------------------------------------
March 31, 2009                                         64,783           55,381              --             (20)
                                                  Swiss Franc      U.S. Dollar
------------------------------------------------------------------------------------------------------------------
Total                                                                                  $12,385            $(20)
------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2009, the value of foreign securities represented 7.6% of net assets.

(d)  At Feb. 28, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $372,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $5,301,000
     Unrealized depreciation                                                      (67,377,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(62,076,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $307,119,322       $3,069,170         $--        $310,188,492
Other financial instruments*                                 --           12,365          --              12,365

----------------------------------------------------------------------------------------------------------------
Total                                              $307,119,322       $3,081,535         $--        $310,200,857
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (95.3%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                              57,100             $2,351,378
-------------------------------------------------------------------------------------


AUTOMOBILES (0.6%)
Harley-Davidson                                        262,190(g)           2,648,119
-------------------------------------------------------------------------------------


BEVERAGES (2.6%)
Diageo ADR                                             145,560(c)           6,767,085
Heineken Holding                                       175,590(c)           4,044,561
                                                                      ---------------
Total                                                                      10,811,646
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.8%)
Bank of New York Mellon                                366,000              8,114,220
E*TRADE Financial                                       30,430(b)              24,344
Goldman Sachs Group                                     22,570              2,055,676
Julius Baer Holding                                     32,600(c)             751,521
Morgan Stanley                                          25,910                506,281
State Street                                            11,460(g)             289,594
                                                                      ---------------
Total                                                                      11,741,636
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Monsanto                                                39,100              2,982,157
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.7%)
Wells Fargo & Co                                       924,163(g)          11,182,372
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.8%)
Iron Mountain                                          403,556(b,g)         7,498,070
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                          186,600(b)           2,718,762
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.3%)
Hewlett-Packard                                        192,670              5,593,210
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (2.0%)
Martin Marietta Materials                               69,700(g)           5,336,232
Vulcan Materials                                        69,910(g)           2,894,973
                                                                      ---------------
Total                                                                       8,231,205
-------------------------------------------------------------------------------------


CONSUMER FINANCE (2.0%)
American Express                                       710,360              8,566,942
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.6%)
Sealed Air                                             596,562              6,657,632
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.3%)
H&R Block                                              286,500              5,472,150
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America                                        181,266                716,001
Citigroup                                              181,200(g)             271,800
JPMorgan Chase & Co                                    487,290             11,134,576
Moody's                                                173,430(g)           3,113,069
                                                                      ---------------
Total                                                                      15,235,446
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
ABB ADR                                                 53,490(c)             644,555
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Agilent Technologies                                   260,220(b)           3,609,251
Tyco Electronics                                       151,731(c)           1,438,410
                                                                      ---------------
Total                                                                       5,047,661
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                              64,044(b,c)         3,827,910
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (7.7%)
Costco Wholesale                                       520,550(g)          22,040,087
CVS Caremark                                           403,961             10,397,956
                                                                      ---------------
Total                                                                      32,438,043
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Hershey                                                 38,890(g)           1,310,204
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Medtronic                                               40,300              1,192,477
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                        120,550              3,911,848
Express Scripts                                         95,330(b,g)         4,795,098
UnitedHealth Group                                     195,330              3,838,235
                                                                      ---------------
Total                                                                      12,545,181
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Garmin                                                  36,100(c)             618,032
Hunter Douglas                                          26,807(c)             587,918
                                                                      ---------------
Total                                                                       1,205,950
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.7%)
Procter & Gamble                                       148,900              7,172,513
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                    145,700(b)             917,910
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.2%)
Siemens                                                 37,600(c,g)         1,898,853
Tyco Intl                                              157,361(c)           3,155,088
                                                                      ---------------
Total                                                                       5,053,941
-------------------------------------------------------------------------------------


INSURANCE (11.9%)
American Intl Group                                    476,900                200,298
Berkshire Hathaway Cl B                                  8,547(b)          21,914,508
Hartford Financial Services Group                      116,300(g)             709,430
Loews                                                  441,900              8,771,715
Markel                                                   1,630(b)             433,270
MBIA                                                    16,000(b)              43,840
NIPPONKOA Insurance                                    574,800(c,g)         4,242,826
Principal Financial Group                               49,800(g)             397,902
Progressive                                            766,620(b)           8,869,793
Sun Life Financial                                      31,020(c)             482,981
Transatlantic Holdings                                 131,325              3,948,943
                                                                      ---------------
Total                                                                      50,015,506
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.9%)
Amazon.com                                              53,640(b,g)         3,475,336
Liberty Media -- Interactive Cl A                      132,300(b,e)           428,652
                                                                      ---------------
Total                                                                       3,903,988
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.7%)
eBay                                                    77,550(b,g)           842,969
Google Cl A                                             18,642(b)           6,300,809
                                                                      ---------------
Total                                                                       7,143,778
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Visa Cl A                                               21,640(g)           1,227,204
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
PACCAR                                                  64,560(g)           1,618,519
-------------------------------------------------------------------------------------


MARINE (0.7%)
China Shipping Development Series H                  1,432,000(c)           1,099,057
Kuehne & Nagel Intl                                     42,758(c)           2,051,396
                                                                      ---------------
Total                                                                       3,150,453
-------------------------------------------------------------------------------------


MEDIA (5.5%)
Comcast Special Cl A                                   818,720(g)           9,947,448
Grupo Televisa ADR                                     395,700(c)           4,815,669
Liberty Entertainment Series A                         103,784(b,e)         1,797,539
News Corp Cl A                                         718,870              3,996,917
Walt Disney                                            150,200              2,518,854
                                                                      ---------------
Total                                                                      23,076,427
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (0.6%)
BHP Billiton                                           109,700(c)          $1,709,153
Rio Tinto                                               39,100(c)             997,813
                                                                      ---------------
Total                                                                       2,706,966
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.5%)
Canadian Natural Resources                             207,600(c)           6,699,252
China Coal Energy Series H                           4,115,100(c,g)         2,477,221
ConocoPhillips                                         423,516             15,818,322
Devon Energy                                           279,900             12,223,233
EOG Resources                                          237,900             11,904,516
Occidental Petroleum                                   380,570             19,740,165
OGX Petroleo e Gas Participacoes                         3,200(b,c)           761,458
                                                                      ---------------
Total                                                                      69,624,167
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Sino-Forest Cl A                                       315,600(b,c)         2,109,626
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Avon Products                                           68,830              1,210,720
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.2%)
Johnson & Johnson                                       96,500              4,825,000
Pfizer                                                 146,400              1,802,184
Schering-Plough                                        382,700              6,655,153
                                                                      ---------------
Total                                                                      13,282,337
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.7%)
Dun & Bradstreet                                        93,900              6,945,783
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Brookfield Asset Management Cl A                       182,400(c)           2,442,336
Hang Lung Group                                        825,000(c)           2,194,872
                                                                      ---------------
Total                                                                       4,637,208
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Texas Instruments                                      490,060              7,032,361
-------------------------------------------------------------------------------------


SOFTWARE (2.8%)
Activision Blizzard                                    259,500(b,g)         2,602,785
Microsoft                                              555,200              8,966,480
                                                                      ---------------
Total                                                                      11,569,265
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                      198,620(b,g)         4,230,606
CarMax                                                 272,800(b,g)         2,572,504
                                                                      ---------------
Total                                                                       6,803,110
-------------------------------------------------------------------------------------


TOBACCO (1.3%)
Philip Morris Intl                                     157,150              5,259,811
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (1.1%)
China Merchants Holdings Intl                        2,311,597(c,g)         3,749,461
COSCO Pacific                                        1,476,200(c)           1,064,965
                                                                      ---------------
Total                                                                       4,814,426
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                          415,250(b)           1,366,173
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $626,058,907)                                                     $400,544,898
-------------------------------------------------------------------------------------





BONDS (1.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Harley-Davidson
 Sr Unsecured
 02-01-14                            15.00%          $4,000,000            $3,990,836
Sino-Forest
 08-01-13                             5.00            1,221,000(c,d)          786,764
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,221,000)                                                         $4,777,600
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%              15,760,762(f)        $15,760,762
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,760,762)                                                       $15,760,762
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (14.1%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     59,143,164           $59,143,164
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED
  FOR SECURITIES ON LOAN
(Cost: $59,143,164)                                                       $59,143,164
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $706,183,833)(h)                                                  $480,226,424
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2009, the value of foreign securities represented 14.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $786,764 or 0.2% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(g)  At Feb. 28, 2009, security was partially or fully on loan.

(h) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $706,184,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $30,376,000
     Unrealized depreciation                                                     (256,334,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(225,958,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                  FAIR VALUE AT FEB. 28, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $448,579,207      $31,647,217         $--        $480,226,424








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE PARTNERS SELECT VALUE FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
TransDigm Group                                          36,400(b)         $1,286,376
-------------------------------------------------------------------------------------


AIRLINES (0.7%)
Continental Airlines Cl B                               143,500(b,d)        1,437,870
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.9%)
BorgWarner                                              112,100(d)          1,933,725
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Coca-Cola Enterprises                                   155,500             1,785,140
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.2%)
Invesco                                                 230,000             2,628,900
State Street                                             82,300(d)          2,079,721
                                                                      ---------------
Total                                                                       4,708,621
-------------------------------------------------------------------------------------


CHEMICALS (2.6%)
Celanese Series A                                       123,100(d)          1,051,274
Intl Flavors & Fragrances                                78,900             2,075,859
Terra Inds                                               97,500             2,514,525
                                                                      ---------------
Total                                                                       5,641,658
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.1%)
Bank of Hawaii                                           62,300(d)          1,996,092
Comerica                                                312,000             4,683,120
                                                                      ---------------
Total                                                                       6,679,212
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.2%)
Covanta Holding                                          53,900(b,d)          820,897
RR Donnelley & Sons                                     535,100             4,168,429
Steelcase Cl A                                          484,293(d)          1,951,701
                                                                      ---------------
Total                                                                       6,941,027
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.0%)
Comtech Telecommunications                               55,800(b)          2,108,682
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (3.9%)
AptarGroup                                               78,917(d)          2,214,411
Crown Holdings                                           99,500(b)          2,097,460
Sonoco Products                                         215,900             4,160,393
                                                                      ---------------
Total                                                                       8,472,264
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
NASDAQ OMX Group                                         66,100(b,d)        1,381,490
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
NTELOS Holdings                                         223,000(d)          4,274,910
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.4%)
Hawaiian Electric Inds                                   83,200(d)          1,153,984
Northeast Utilities                                     102,000             2,234,820
NV Energy                                               231,100             2,142,297
Pinnacle West Capital                                    71,800             1,885,468
                                                                      ---------------
Total                                                                       7,416,569
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                         46,500               980,685
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Flextronics Intl                                      1,304,493(b,c)        2,687,256
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.9%)
Noble                                                   163,000(d)          4,008,170
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
Kroger                                                   42,600               880,542
Ruddick                                                  97,900(d)          2,122,472
                                                                      ---------------
Total                                                                       3,003,014
-------------------------------------------------------------------------------------


FOOD PRODUCTS (4.4%)
Archer-Daniels-Midland                                   72,000(d)          1,919,520
Dean Foods                                               37,500(b)            766,875
Fresh Del Monte Produce                                 136,300(b,c,d)      2,559,714
JM Smucker                                               27,800             1,031,936
Sara Lee                                                405,586             3,127,068
                                                                      ---------------
Total                                                                       9,405,113
-------------------------------------------------------------------------------------


GAS UTILITIES (1.8%)
Energen                                                  34,500               924,600
Questar                                                 101,700             2,932,011
                                                                      ---------------
Total                                                                       3,856,611
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Beckman Coulter                                          44,500             1,995,380
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.0%)
CIGNA                                                   182,131             2,870,385
Magellan Health Services                                 33,500(b)          1,110,860
Omnicare                                                 94,200             2,442,606
                                                                      ---------------
Total                                                                       6,423,851
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.6%)
IMS Health                                              268,300             3,359,116
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants                                      145,400(d)          3,946,156
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.9%)
DR Horton                                               135,700             1,146,665
Leggett & Platt                                          39,000               445,770
Snap-On                                                  64,600             1,523,914
Tupperware Brands                                        68,700               974,166
                                                                      ---------------
Total                                                                       4,090,515
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
NRG Energy                                               99,800(b)          1,886,220
-------------------------------------------------------------------------------------


INSURANCE (11.6%)
Alleghany                                                13,825(b,d)        3,630,859
Allstate                                                182,900             3,078,207
Aon                                                      65,500             2,504,720
Arch Capital Group                                       50,000(b,c)        2,700,000
Endurance Specialty Holdings                             79,900(c)          1,787,363
Fidelity Natl Financial Cl A                            140,600(d)          2,329,742
HCC Insurance Holdings                                  149,200             3,274,940
Lincoln Natl                                            398,800             3,425,692
Unum Group                                              188,000             1,913,840
                                                                      ---------------
Total                                                                      24,645,363
-------------------------------------------------------------------------------------


IT SERVICES (4.0%)
Computer Sciences                                       119,600(b)          4,154,904
MasterCard Cl A                                          11,470(d)          1,812,604
SAIC                                                    142,000(b)          2,685,220
                                                                      ---------------
Total                                                                       8,652,728
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.2%)
Life Technologies                                        91,700(b)          2,673,055
-------------------------------------------------------------------------------------


MACHINERY (1.9%)
Dover                                                    83,100             2,072,514
SPX                                                      47,300(d)          2,094,444
                                                                      ---------------
Total                                                                       4,166,958
-------------------------------------------------------------------------------------


MEDIA (0.6%)
Shaw Communications Cl B                                 87,700(c)          1,290,944
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Reliance Steel & Aluminum                                69,500(d)          1,653,405
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MULTILINE RETAIL (1.0%)
Family Dollar Stores                                     52,500            $1,440,600
Kohl's                                                   22,300(b,d)          783,622
                                                                      ---------------
Total                                                                       2,224,222
-------------------------------------------------------------------------------------


MULTI-UTILITIES (5.9%)
CMS Energy                                              182,000(d)          2,012,920
NSTAR                                                    47,700(d)          1,534,509
PG&E                                                     99,700             3,810,534
SCANA                                                   113,267             3,412,735
Xcel Energy                                             106,100             1,882,214
                                                                      ---------------
Total                                                                      12,652,912
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.6%)
Noble Energy                                             62,300             2,837,142
Valero Energy                                            77,200             1,496,136
Walter Inds                                              69,000             1,253,730
                                                                      ---------------
Total                                                                       5,587,008
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (8.2%)
Apartment Investment & Management Cl A                  211,454(d)          1,103,790
Digital Realty Trust                                    126,300(d)          3,775,107
Duke Realty                                             620,818(d)          4,283,643
Health Care REIT                                         71,200(d)          2,190,824
Natl Retail Properties                                  126,700(d)          1,820,679
Simon Property Group                                    128,600(d)          4,256,660
                                                                      ---------------
Total                                                                      17,430,703
-------------------------------------------------------------------------------------


ROAD & RAIL (1.8%)
Kansas City Southern                                     99,700(b,d)        1,763,693
Werner Enterprises                                      151,300             2,060,706
                                                                      ---------------
Total                                                                       3,824,399
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Microchip Technology                                    188,900(d)          3,545,653
Semtech                                                 160,000(b)          1,880,000
                                                                      ---------------
Total                                                                       5,425,653
-------------------------------------------------------------------------------------


SOFTWARE (2.7%)
Check Point Software Technologies                       140,000(b,c)        3,075,800
Solera Holdings                                          25,100(b,d)          521,829
Sybase                                                   49,200(b,d)        1,337,256
Synopsys                                                 46,700(b)            870,021
                                                                      ---------------
Total                                                                       5,804,906
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.8%)
Advance Auto Parts                                       53,700             2,054,025
PetSmart                                                 94,600(d)          1,895,784
                                                                      ---------------
Total                                                                       3,949,809
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.8%)
VF                                                       80,900             4,198,710
Warnaco Group                                            84,300(b,d)        1,825,095
                                                                      ---------------
Total                                                                       6,023,805
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
Hudson City Bancorp                                     154,000             1,596,980
New York Community Bancorp                               85,400(d)            841,190
                                                                      ---------------
Total                                                                       2,438,170
-------------------------------------------------------------------------------------


TOBACCO (0.8%)
Lorillard                                                30,200             1,764,888
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
United Rentals                                          480,158(b)          1,944,640
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $320,325,841)                                                     $211,863,199
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%               2,079,781(e)         $2,079,781
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,079,781)                                                         $2,079,781
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL  RECEIVED FOR SECURITIES ON LOAN (22.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     48,061,425           $48,061,425
-------------------------------------------------------------------------------------


TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $48,061,425)                                                       $48,061,425
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $370,467,047)(f)                                                  $262,004,405
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2009, the value of foreign securities represented 6.6% of net assets.

(d)  At Feb. 28, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $370,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $614,000
     Unrealized depreciation                                                     (109,077,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(108,463,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $262,004,405          $--             $--        $262,004,405





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
AeroVironment                                             1,812(b,d)          $56,571
American Science & Engineering                            1,064                64,574
Applied Signal Technology                                 1,471                28,126
Ceradyne                                                  2,888(b)             49,558
Cubic                                                     1,887                49,175
Curtiss-Wright                                           25,300(d)            672,727
Esterline Technologies                                   10,923(b)            276,789
HEICO                                                     9,500               231,610
HEICO Cl A                                                6,300               125,811
Hexcel                                                   36,700(b,d)          227,907
Moog Cl A                                                33,591(b)            780,990
Orbital Sciences                                          7,139(b)            101,017
Teledyne Technologies                                     4,265(b)             97,711
Triumph Group                                             1,940                70,073
                                                                      ---------------
Total                                                                       2,832,639
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
Hub Group Cl A                                            7,188(b)            129,096
Pacer Intl                                                3,064                 8,978
UTI Worldwide                                            31,100(c)            382,219
                                                                      ---------------
Total                                                                         520,293
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
SkyWest                                                   7,182                73,544
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Autoliv                                                     528(c)              7,857
Fuel Systems Solutions                                    1,465(b,d)           29,022
HAWK Cl A                                                 5,913(b)             85,738
Stoneridge                                                4,094(b)              7,451
Superior Inds Intl                                        2,095                21,348
TRW Automotive Holdings                                   3,545(b)              8,898
                                                                      ---------------
Total                                                                         160,314
-------------------------------------------------------------------------------------


BEVERAGES (0.7%)
Hansen Natural                                           16,300(b)            542,464
Heckmann                                                 38,600(b,d)          191,842
                                                                      ---------------
Total                                                                         734,306
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.3%)
Alkermes                                                    500(b)              5,040
Cubist Pharmaceuticals                                   33,797(b)            480,255
CV Therapeutics                                           3,948(b)             63,168
Emergent BioSolutions                                     1,755(b,d)           33,889
Enzon Pharmaceuticals                                     3,599(b,d)           19,039
Martek Biosciences                                       33,482               627,118
Regeneron Pharmaceuticals                                 5,332(b)             75,981
                                                                      ---------------
Total                                                                       1,304,490
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Apogee Enterprises                                        3,243(d)             30,711
Gibraltar Inds                                            3,379(d)             22,166
Lennox Intl                                               2,943                76,224
NCI Building Systems                                      2,600(b,d)           13,156
Simpson Mfg                                               4,335                67,453
                                                                      ---------------
Total                                                                         209,710
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.6%)
Calamos Asset Management Cl A                            19,630(d)             67,724
Eaton Vance                                              15,900(d)            275,070
Evercore Partners Cl A                                      990(d)             12,088
Gladstone Capital                                        29,600(d)            195,360
Investment Technology Group                               5,085(b)             99,005
Knight Capital Group Cl A                                 4,050(b)             71,240
LaBranche & Co                                            9,157(b)             52,927
optionsXpress Holdings                                   73,514               725,582
SWS Group                                                 3,243                44,008
thinkorswim Group                                           630(b)              4,958
TradeStation Group                                       12,671(b)             67,663
                                                                      ---------------
Total                                                                       1,615,625
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Airgas                                                    6,600               203,214
Albemarle                                                21,300               412,155
Arch Chemicals                                            9,200               165,416
CF Inds Holdings                                          1,295                83,307
Cytec Inds                                               18,400               283,360
Innophos Holdings                                         1,810                19,222
Koppers Holdings                                          6,025(d)             80,494
Minerals Technologies                                       314                 9,395
OM Group                                                  1,961(b,d)           30,396
Quaker Chemical                                           1,192                 6,711
Schulman A                                                3,086(d)             44,099
Scotts Miracle-Gro Cl A                                  13,257(d)            370,268
                                                                      ---------------
Total                                                                       1,708,037
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.8%)
Bank of Hawaii                                            3,068(d)             98,299
Bank of the Ozarks                                       40,400(d)            838,301
Central Pacific Financial                                 3,544                14,070
City Natl                                                 1,053                33,780
Commerce Bancshares                                       3,226(d)            112,039
Community Bank System                                     4,049(d)             69,278
CVB Financial                                             5,432                38,133
First BanCorp                                             8,646(c,d)           35,967
FirstMerit                                                2,226                32,744
Glacier Bancorp                                           7,242(d)            111,454
IBERIABANK                                                2,900(d)            125,280
Nara Bancorp                                              2,169(d)              5,791
NBT Bancorp                                               1,137(d)             22,342
Old Natl Bancorp                                          2,338(d)             27,284
PacWest Bancorp                                           1,280                17,510
Prosperity Bancshares                                    13,790(d)            351,922
Signature Bank                                            4,867(b)            121,724
SPDR KBW Regional Banking ETF                            16,942               308,345
Sterling Bancshares                                       8,480                46,216
SVB Financial Group                                       4,083(b)             66,757
TCF Financial                                             2,711                33,237
Tompkins Financial                                          832(d)             33,280
Trustmark                                                 1,910                33,979
UMB Financial                                             4,598(d)            174,402
United Community Banks                                    5,001(d)             17,303
Valley Natl Bancorp                                       6,207(d)             70,946
Westamerica Bancorporation                                  813                32,414
Wilshire Bancorp                                          3,365                16,017
                                                                      ---------------
Total                                                                       2,888,814
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.6%)
American Reprographics                                   52,805(b,d)          205,940
ATC Technology                                            2,469(b)             25,702
Clean Harbors                                             5,950(b)            289,051
Comfort Systems USA                                       4,485                42,697
Knoll                                                    52,192               344,467
Mobile Mini                                              26,200(b,d)          255,450
PRG-Schultz Intl                                          4,533(b)             17,044
Sykes Enterprises                                        50,069(b)            799,102
Tetra Tech                                                7,062(b,d)          158,189
Waste Connections                                        23,785(b,d)          567,034
                                                                      ---------------
Total                                                                       2,704,676
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMMUNICATIONS EQUIPMENT (2.1%)
ADTRAN                                                   33,900              $489,515
ARRIS Group                                              16,346(b)            100,038
Avocent                                                   3,019(b)             36,168
Black Box                                                   871                17,281
Comtech Telecommunications                                2,942(b)            111,178
Digi Intl                                                   837(b)              5,993
EMS Technologies                                          1,858(b)             37,309
Emulex                                                   13,038(b,d)           68,580
F5 Networks                                              16,300(b)            326,000
Harmonic                                                 11,212(b)             60,993
InterDigital                                              6,862(b,d)          201,606
NETGEAR                                                  41,200(b)            455,259
ORBCOMM                                                  63,300(b,d)          130,398
PC-Tel                                                    1,223                 6,201
Symmetricom                                               3,804(b)             12,858
Tekelec                                                  10,817(b)            132,616
ViaSat                                                      548(b)             10,028
                                                                      ---------------
Total                                                                       2,202,021
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.5%)
Adaptec                                                   5,073(b)             11,871
Hutchinson Technology                                     2,374(b,d)            4,273
Lexmark Intl Cl A                                         6,904(b)            118,335
Novatel Wireless                                          4,291(b,d)           23,429
QLogic                                                    6,413(b)             59,128
Stratasys                                                20,600(b,d)          187,459
Synaptics                                                 4,018(b,d)           83,374
                                                                      ---------------
Total                                                                         487,869
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
EMCOR Group                                              15,929(b,d)          245,465
Foster Wheeler                                           10,500(b)            157,920
Insituform Technologies Cl A                              4,325(b)             52,679
Michael Baker                                             3,384(b)            108,322
                                                                      ---------------
Total                                                                         564,386
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
Cash America Intl                                         3,493                50,299
First Cash Financial Services                             3,018(b)             41,226
World Acceptance                                          2,002(b,d)           29,349
                                                                      ---------------
Total                                                                         120,874
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.7%)
Crown Holdings                                            2,456(b)             51,772
Rock-Tenn Cl A                                           13,654(d)            376,988
Silgan Holdings                                           3,137               153,901
Sonoco Products                                           8,500               163,795
                                                                      ---------------
Total                                                                         746,456
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Capella Education                                         1,708(b,d)           94,726
Lincoln Educational Services                             21,600(b,d)          309,743
Pre-Paid Legal Services                                     883(b)             28,177
Universal Technical Institute                             2,262(b,d)           24,950
                                                                      ---------------
Total                                                                         457,596
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                         1,787                33,953
Interactive Brokers Group Cl A                            8,549(b,d)          120,113
                                                                      ---------------
Total                                                                         154,066
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
CenturyTel                                               11,811(d)            310,984
Consolidated Communications Holdings                     29,100(d)            281,397
Iowa Telecommunications Services                         15,300(d)            207,468
NTELOS Holdings                                          32,478               622,603
tw telecom                                               59,600(b,d)          479,184
                                                                      ---------------
Total                                                                       1,901,636
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.1%)
Central Vermont Public Service                            5,278               108,727
Cleco                                                    35,100               720,253
El Paso Electric                                          3,364(b)             47,533
Empire District Electric                                 12,200               168,482
Maine & Maritimes                                           524                18,848
Unisource Energy                                          4,189               105,311
                                                                      ---------------
Total                                                                       1,169,154
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.1%)
Acuity Brands                                             4,800(d)            110,016
Belden                                                   25,000               266,750
Brady Cl A                                                7,272(d)            124,569
GrafTech Intl                                             6,975(b,d)           39,409
Hubbell Cl B                                              2,614                68,800
Regal-Beloit                                             14,400(d)            412,993
Woodward Governor                                         8,255(d)            142,151
                                                                      ---------------
Total                                                                       1,164,688
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.2%)
Anixter Intl                                              4,500(b,d)          132,345
Benchmark Electronics                                     8,111(b)             79,244
Brightpoint                                               6,085(b)             23,853
Celestica                                                39,177(b,c)          123,799
Cognex                                                    5,484(d)             60,324
Coherent                                                    649(b,d)            9,930
CTS                                                       3,196(d)             10,067
Dolby Laboratories Cl A                                   2,099(b,d)           58,877
Electro Scientific Inds                                   3,908(b,d)           20,712
FARO Technologies                                        28,900(b)            343,621
Gerber Scientific                                         2,396(b)              5,583
Insight Enterprises                                      18,614(b)             48,955
Itron                                                     4,027(b,d)          179,846
Keithley Instruments                                        933                 2,659
Mercury Computer Systems                                  1,445(b)              8,916
Methode Electronics                                      28,110                99,791
Multi-Fineline Electronix                                 1,667(b)             23,788
Newport                                                   3,985(b)             16,020
Plexus                                                   19,200(b)            246,720
RadiSys                                                   2,679(b)             16,342
ScanSource                                               44,300(b)            703,040
SYNNEX                                                    2,183(b,d)           32,352
Trimble Navigation                                        2,565(b,d)           36,167
TTM Technologies                                          5,623(b)             25,922
                                                                      ---------------
Total                                                                       2,308,873
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.2%)
Atwood Oceanics                                           6,404(b,d)           97,853
BASiC Energy Services                                    17,116(b)            108,002
CARBO Ceramics                                           13,673(d)            475,274
Complete Production Services                             30,500(b)             93,025
Dril-Quip                                                16,200(b,d)          340,524
ION Geophysical                                          11,921(b,d)           12,755
Lufkin Inds                                               1,805                59,294
Matrix Service                                            3,105(b)             21,611
NATCO Group Cl A                                         20,100(b,d)          357,579
Oil States Intl                                          14,069(b)            187,399
Pride Intl                                               20,800(b,d)          358,592
SEACOR Holdings                                           1,038(b,d)           62,187
Unit                                                      5,819(b,d)          124,352
                                                                      ---------------
Total                                                                       2,298,447
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                                      577                11,488
Nash Finch                                                1,651                57,521
Spartan Stores                                            2,825                43,223
United Natural Foods                                     61,000(b,d)          907,679
                                                                      ---------------
Total                                                                       1,019,911
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.3%)
American Italian Pasta Cl A                               1,621(b)             49,748
B&G Foods Cl A                                           42,700               162,260
Cosan Cl A                                               28,100(b,c,d)         94,135
Darling Intl                                             20,909(b)             90,536
Diamond Foods                                             1,915(d)             41,077
Green Mountain Coffee Roasters                            2,110(b,d)           78,809
J&J Snack Foods                                          21,094               665,937
Overhill Farms                                            9,987(b)             34,455
Ralcorp Holdings                                          3,299(b)            199,919
Sanderson Farms                                          11,100(d)            383,283
TreeHouse Foods                                          19,269(b,d)          514,290
                                                                      ---------------
Total                                                                       2,314,449
-------------------------------------------------------------------------------------


GAS UTILITIES (1.3%)
Atmos Energy                                             10,635               232,162
Laclede Group                                             8,531               337,658
New Jersey Resources                                      4,994               175,140
Piedmont Natural Gas                                      6,414               154,834
South Jersey Inds                                         4,233               152,642
Southwest Gas                                             1,321                25,746
UGI                                                       8,867               212,719
WGL Holdings                                              1,268                38,496
                                                                      ---------------
Total                                                                       1,329,397
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
American Medical Systems Holdings                         9,283(b,d)           96,079
Analogic                                                    452                12,769
Conmed                                                    7,080(b)             96,217
Cooper Companies                                         38,900(d)            855,411


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Cyberonics                                                3,870(b)            $52,052
Edwards Lifesciences                                        855(b)             47,547
Greatbatch                                                7,855(b)            153,015
Haemonetics                                               2,961(b,d)          158,058
ICU Medical                                               1,519(b)             47,894
IDEXX Laboratories                                        8,000(b,d)          240,800
Immucor                                                  42,100(b)            944,724
Integra LifeSciences Holdings                            26,100(b,d)          681,471
Invacare                                                 11,318(d)            181,541
Kensey Nash                                               3,161(b)             60,249
Natus Medical                                            12,100(b)             94,743
Palomar Medical Technologies                              2,062(b,d)           15,053
STERIS                                                    1,088                25,089
Symmetry Medical                                         67,100(b)            358,985
Thoratec                                                  5,197(b,d)          118,699
                                                                      ---------------
Total                                                                       4,240,396
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (8.2%)
Air Methods                                              17,100(b,d)          285,399
Amedisys                                                 26,100(b,d)          853,731
AMERIGROUP                                               24,929(b,d)          617,741
AMN Healthcare Services                                  49,100(b)            319,641
AmSurg                                                    2,537(b)             39,628
CardioNet                                                13,500(b)            337,500
Catalyst Health Solutions                                41,485(b)            874,503
Centene                                                  36,924(b)            626,970
Chemed                                                    2,723(d)            108,403
Emergency Medical Services Cl A                           3,376(b,d)          103,373
Gentiva Health Services                                   4,178(b)             72,405
HealthSpring                                              5,965(b)             48,317
LHC Group                                                10,124(b)            201,771
LifePoint Hospitals                                      24,100(b,d)          506,582
Magellan Health Services                                  4,902(b)            162,550
MWI Veterinary Supply                                     1,394(b,d)           35,157
Owens & Minor                                            12,074               407,015
PharMerica                                                3,810(b)             63,932
PSS World Medical                                        69,802(b,d)        1,007,242
Psychiatric Solutions                                    36,200(b,d)          613,228
RehabCare Group                                           3,526(b)             51,585
VCA Antech                                               51,100(b,d)        1,062,368
                                                                      ---------------
Total                                                                       8,399,041
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.8%)
Computer Programs & Systems                               1,300(d)             34,775
Phase Forward                                            35,500(b,d)          491,675
Vital Images                                             25,100(b)            245,729
                                                                      ---------------
Total                                                                         772,179
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.3%)
AFC Enterprises                                          14,172(b)             59,522
Bally Technologies                                        3,851(b)             71,629
Bob Evans Farms                                           1,642(d)             30,328
California Pizza Kitchen                                  2,638(b)             27,435
CEC Entertainment                                         8,988(b,d)          209,870
Cheesecake Factory                                       39,600(b)            322,344
Chipotle Mexican Grill Cl A                               7,100(b,d)          387,873
Chipotle Mexican Grill Cl B                               4,800(b,d)          240,768
Choice Hotels Intl                                        5,050(d)            125,038
Cracker Barrel Old Country Store                          2,555(d)             57,181
DineEquity                                                1,668                12,260
Einstein Noah Restaurant Group                            2,667(b)             12,082
Panera Bread Cl A                                         3,711(b)            163,432
PF Chang's China Bistro                                   3,106(b,d)           61,188
Red Robin Gourmet Burgers                                 4,800(b,d)           68,208
Ruth's Hospitality Group                                  2,293(b,d)            2,293
Texas Roadhouse Cl A                                     48,600(b,d)          398,520
WMS Inds                                                  5,961(b,d)          108,073
                                                                      ---------------
Total                                                                       2,358,044
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
Meritage Homes                                            3,649(b)             36,198
Mohawk Inds                                              11,300(b)            255,267
Tupperware Brands                                         4,898                69,454
Universal Electronics                                    33,539(b)            522,202
                                                                      ---------------
Total                                                                         883,121
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.1%)
Central Garden & Pet Cl A                                 8,450(b)             63,122
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (--%)
Standex Intl                                                850(d)              9,206
Tredegar                                                  2,208                36,873
                                                                      ---------------
Total                                                                          46,079
-------------------------------------------------------------------------------------


INSURANCE (4.7%)
Allied World Assurance Holdings                           5,326(c)            204,572
American Financial Group                                  7,984               124,231
Amerisafe                                                 6,780(b)             98,310
Aspen Insurance Holdings                                 26,549(c)            578,503
Brown & Brown                                            24,400(d)            411,628
Delphi Financial Group Cl A                               4,815                52,195
HCC Insurance Holdings                                   58,650             1,287,367
Montpelier Re Holdings                                   15,500(c)            196,850
Navigators Group                                          1,596(b)             83,359
Platinum Underwriters Holdings                            9,111(c)            255,472
Protective Life                                          20,900(d)             79,002
RLI                                                       4,400               215,512
StanCorp Financial Group                                 33,100(d)            595,469
Tower Group                                              29,366(d)            598,773
United Fire & Casualty                                    3,590(d)             60,886
                                                                      ---------------
Total                                                                       4,842,129
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
1-800-FLOWERS.com Cl A                                    5,776(b,d)            7,682
HSN                                                       5,707(b,d)           24,369
NutriSystem                                               3,523(d)             45,447
PetMed Express                                           23,573(b,d)          324,835
Ticketmaster Entertainment                                4,711(b)             23,037
                                                                      ---------------
Total                                                                         425,370
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.1%)
DealerTrack Holdings                                     33,300(b)            351,648
Dice Holdings                                             4,819(b)             11,421
Digital River                                            18,100(b)            432,952
EarthLink                                                22,995(b,d)          144,869
Equinix                                                   1,800(b)             83,538
GSI Commerce                                             19,200(b,d)          212,928
Interwoven                                                5,473(b)             87,951
j2 Global Communications                                  5,215(b)             97,677
Open Text                                                 2,825(b,c)           89,298
SAVVIS                                                   21,800(b,d)          122,298
United Online                                            12,423                57,891
Websense                                                 43,500(b)            485,460
                                                                      ---------------
Total                                                                       2,177,931
-------------------------------------------------------------------------------------


IT SERVICES (2.7%)
Acxiom                                                   15,167               125,583
Alliance Data Systems                                    14,200(b,d)          420,319
Broadridge Financial Solutions                            9,033               144,347
CACI Intl Cl A                                            3,615(b)            154,614
Ciber                                                     9,855(b)             25,524
CSG Systems Intl                                         16,798(b)            227,108
Gartner                                                   3,724(b)             37,650
Global Cash Access Holdings                              13,749(b,d)           38,635
Global Payments                                          26,700               819,155
Heartland Payment Systems                                 3,009                16,580
Hewitt Associates Cl A                                    4,169(b)            122,986
Integral Systems                                         10,500(b)             95,865
ManTech Intl Cl A                                         2,675(b)            139,555
MAXIMUS                                                   2,175                80,149
NCI Cl A                                                  1,245(b)             33,864
SAIC                                                      5,538(b)            104,724
StarTek                                                     857(b)              2,700
Wright Express                                           15,319(b)            224,270
                                                                      ---------------
Total                                                                       2,813,628
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
JAKKS Pacific                                            10,537(b)            133,503
Polaris Inds                                              4,681                86,177
Pool                                                      2,273                30,163
Sport Supply Group                                        2,489                14,586
                                                                      ---------------
Total                                                                         264,429
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


LIFE SCIENCES TOOLS & SERVICES (3.0%)
Bio-Rad Laboratories Cl A                                   971(b)            $54,085
Dionex                                                    2,202(b,d)          103,032
ICON ADR                                                 49,700(b,c)        1,019,843
Kendle Intl                                              20,400(b,d)          381,480
Life Technologies                                         1,784(b)             52,004
PerkinElmer                                              56,600               729,008
Techne                                                   14,600(d)            713,210
                                                                      ---------------
Total                                                                       3,052,662
-------------------------------------------------------------------------------------


MACHINERY (4.8%)
Actuant Cl A                                             77,645(d)            798,967
Altra Holdings                                            2,479(b)             13,337
Bucyrus Intl                                              9,100               113,022
Chart Inds                                                5,520(b)             35,438
CIRCOR Intl                                               1,962                43,615
Clarcor                                                  25,900(d)            682,724
EnPro Inds                                                4,452(b,d)           73,235
Gardner Denver                                           22,387(b)            423,562
Graco                                                    39,100               663,918
IDEX                                                     54,880(d)          1,060,283
Lydall                                                    1,776(b)              4,973
RBC Bearings                                             38,700(b)            577,404
Robbins & Myers                                          13,800               222,594
Sauer-Danfoss                                            17,540               102,609
Tecumseh Products Cl A                                    1,594(b)              8,448
Thermadyne Holdings                                       2,016(b)              3,931
Toro                                                      3,117(d)             68,169
Wabash Natl                                               2,757                 5,652
Watts Water Technologies Cl A                             3,565                60,498
                                                                      ---------------
Total                                                                       4,962,379
-------------------------------------------------------------------------------------


MARINE (0.2%)
Kirby                                                    10,308(b,d)          227,188
-------------------------------------------------------------------------------------


MEDIA (1.8%)
DreamWorks Animation SKG Cl A                             6,631(b,d)          127,912
Entravision Communications Cl A                          58,500(b,d)           21,938
EW Scripps Cl A                                           3,629(d)              4,137
John Wiley & Sons Cl A                                   33,500(d)          1,051,564
Mediacom Communications Cl A                              6,064(b)             23,650
Regal Entertainment Group Cl A                           65,100               666,624
                                                                      ---------------
Total                                                                       1,895,825
-------------------------------------------------------------------------------------


METALS & MINING (1.2%)
Brush Engineered Materials                                2,368(b,d)           29,363
Century Aluminum                                          4,544(b)             10,088
Cliffs Natural Resources                                  7,400               114,182
Compass Minerals Intl                                     2,130(d)            111,229
Eldorado Gold                                            68,500(b,c,d)        565,124
Reliance Steel & Aluminum                                14,900(d)            354,471
                                                                      ---------------
Total                                                                       1,184,457
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
Dollar Tree                                               7,858(b)            305,048
Fred's Cl A                                               4,707                43,351
                                                                      ---------------
Total                                                                         348,399
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
Avista                                                    6,602                94,475
CH Energy Group                                           1,845                76,863
NorthWestern                                              6,000               122,939
                                                                      ---------------
Total                                                                         294,277
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.6%)
Alpha Natural Resources                                   5,100(b)             93,840
Arena Resources                                          21,200(b,d)          454,104
Bill Barrett                                             15,500(b)            299,770
Comstock Resources                                       27,400(b)            833,781
Concho Resources                                         25,900(b,d)          516,705
Denbury Resources                                         9,600(b,d)          123,648
Encore Acquisition                                        7,000(b)            140,560
EXCO Resources                                           74,200(b)            675,962
Goodrich Petroleum                                          878(b)             17,420
McMoRan Exploration                                       2,350(b)             10,787
Penn Virginia                                             5,067(d)             70,178
Petroleum Development                                     1,704(b,d)           20,618
St. Mary Land & Exploration                              26,467               359,422
World Fuel Services                                       3,491(d)            101,274
                                                                      ---------------
Total                                                                       3,718,069
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Buckeye Technologies                                     19,883(b)             44,935
Clearwater Paper                                          1,552(b)             15,318
Kapstone Paper and Packaging                              8,001(b)             12,082
                                                                      ---------------
Total                                                                          72,335
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Chattem                                                   2,205(b,d)          139,863
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
King Pharmaceuticals                                     18,382(b)            134,924
Matrixx Initiatives                                       1,215(b,d)           21,420
Medicis Pharmaceutical Cl A                              12,955(d)            146,133
Questcor Pharmaceuticals                                  2,279(b,d)           11,076
Salix Pharmaceuticals                                     8,163(b)             60,814
Sucampo Pharmaceuticals Cl A                                535(b)              2,696
ViroPharma                                                9,527(b)             39,537
VIVUS                                                    18,521(b)             74,640
                                                                      ---------------
Total                                                                         491,240
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (3.8%)
Administaff                                              16,582               322,686
Advisory Board                                           32,600(b,d)          486,392
COMSYS IT Partners                                       12,580(b)             31,953
FTI Consulting                                           22,700(b,d)          829,459
Heidrick & Struggles Intl                                 2,049(d)             32,866
Huron Consulting Group                                    6,700(b)            276,509
Kforce                                                   43,800(b)            280,758
MPS Group                                                28,000(b,d)          139,160
On Assignment                                             6,827(b)             16,112
Resources Connection                                     39,000(b)            536,250
Robert Half Intl                                         33,900(d)            521,043
School Specialty                                          4,900(b,d)           68,943
Spherion                                                  8,163(b,d)           10,040
Watson Wyatt Worldwide Cl A                               8,068               396,219
                                                                      ---------------
Total                                                                       3,948,390
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Apartment Investment & Management Cl A                        1                     4
Cedar Shopping Centers                                    4,179                19,808
DiamondRock Hospitality                                  10,429(d)             32,226
Entertainment Properties Trust                            3,836(d)             57,195
Equity Lifestyle Properties                               8,977(d)            299,203
Essex Property Trust                                      1,765(d)             96,016
Gladstone Commercial                                     23,800               167,314
Home Properties                                           2,984(d)             79,195
Kilroy Realty                                             3,881(d)             72,225
LaSalle Hotel Properties                                  4,910(d)             26,121
Medical Properties Trust                                  4,248(d)             14,826
MFA Financial                                           147,700               847,797
Mid-America Apartment Communities                         3,407                88,071
Natl Retail Properties                                    5,148(d)             73,977
NorthStar Realty Finance                                 22,900(d)             46,716
PS Business Parks                                         2,719                93,534
Senior Housing Properties Trust                           9,509(d)            120,004
Sovran Self Storage                                       1,660                35,159
Sunstone Hotel Investors                                 78,015(d)            170,853
Tanger Factory Outlet Centers                             3,815(d)            105,294
Taubman Centers                                          10,249(d)            160,397
                                                                      ---------------
Total                                                                       2,605,935
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Jones Lang LaSalle                                        6,900(d)            137,448
Thomas Properties Group                                  30,500                45,445
                                                                      ---------------
Total                                                                         182,893
-------------------------------------------------------------------------------------


ROAD & RAIL (2.8%)
Arkansas Best                                             3,784                65,917
Genesee & Wyoming Cl A                                    2,600(b)             54,314
Heartland Express                                       104,328(d)          1,290,538
JB Hunt Transport Services                               28,400(d)            578,792
Knight Transportation                                    59,400(d)            769,824
Old Dominion Freight Line                                 3,215(b,d)           70,055
USA Truck                                                   535(b)              7,190
Werner Enterprises                                        2,972                40,479
                                                                      ---------------
Total                                                                       2,877,109
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Actel                                                     3,263(b)             29,595
Advanced Energy Inds                                      2,058(b)             13,912


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
ASM Intl                                                  9,191(b,c,d)        $60,753
ATMI                                                     19,100(b)            254,030
Cavium Networks                                          39,300(b)            373,743
Cirrus Logic                                              1,195(b)              4,242
Cohu                                                      2,571                21,776
Cypress Semiconductor                                    28,514(b)            158,538
DSP Group                                                 2,126(b)             11,799
Exar                                                      7,869(b,d)           46,034
FEI                                                       4,318(b)             61,791
FormFactor                                               29,800(b)            430,908
Integrated Device Technology                              8,783(b)             39,348
Micrel                                                    5,468                36,362
MKS Instruments                                           5,663(b)             71,297
Pericom Semiconductor                                     1,177(b)              6,320
Power Integrations                                       65,000(d)          1,192,751
Rudolph Technologies                                      2,035(b)              5,515
Silicon Image                                            28,985(b)             67,245
Silicon Laboratories                                      2,010(b,d)           44,019
Skyworks Solutions                                       36,847(b,d)          239,506
Standard Microsystems                                     9,269(b,d)          144,318
Ultratech                                                 2,853(b,d)           31,326
Varian Semiconductor Equipment Associates                 8,556(b,d)          156,147
Verigy                                                   48,200(b,c)          333,062
Volterra Semiconductor                                    5,871(b)             47,555
                                                                      ---------------
Total                                                                       3,881,892
-------------------------------------------------------------------------------------


SOFTWARE (3.4%)
Blackbaud                                                36,400               372,736
Blackboard                                                2,561(b,d)           70,274
CommVault Systems                                        47,500(b)            519,175
Epicor Software                                           5,110(b)             14,359
Informatica                                              10,782(b)            139,088
JDA Software Group                                        3,372(b)             32,708
Mentor Graphics                                          17,798(b)             78,845
NetScout Systems                                          2,465(b,d)           32,563
Progress Software                                         4,846(b)             77,245
Quest Software                                           35,811(b)            404,664
Soapstone Networks                                       10,689(b)             35,167
Solera Holdings                                          48,900(b,d)        1,016,632
SPSS                                                      5,054(b,d)          126,906
Sybase                                                    8,506(b)            231,193
Synopsys                                                 11,192(b)            208,507
Take-Two Interactive Software                             9,485                58,712
Taleo Cl A                                                3,531(b)             31,779
TeleCommunication Systems Cl A                              573(b)              4,727
                                                                      ---------------
Total                                                                       3,455,280
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.4%)
Aaron Rents                                               6,462(d)            155,282
Aeropostale                                               3,464(b)             80,330
Cato Cl A                                                 3,400                49,742
Charlotte Russe Holding                                   2,631(b)             13,839
Children's Place Retail Stores                            2,964(b,d)           54,182
Dress Barn                                                5,174(b,d)           51,326
Finish Line Cl A                                          6,470                26,851
Genesco                                                  11,951(b)            170,899
Gymboree                                                  8,511(b,d)          218,903
Hot Topic                                                11,025(b,d)           97,902
Jo-Ann Stores                                            13,509(b,d)          162,648
Stage Stores                                              4,828                34,665
Tractor Supply                                            4,525(b,d)          141,361
Wet Seal Cl A                                            77,100(b)            192,750
Zale                                                      1,009(b,d)            1,261
                                                                      ---------------
Total                                                                       1,451,941
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter's                                                  6,574(b)            107,222
FGX Intl Holdings                                         1,238(b,c)           10,498
Fossil                                                    5,128(b,d)           64,715
Maidenform Brands                                         2,094(b)             18,281
Skechers USA Cl A                                         6,459(b)             41,208
Steven Madden                                             1,847(b)             29,958
True Religion Apparel                                     2,211(b,d)           22,596
UniFirst                                                  1,836(d)             43,991
Volcom                                                   34,425(b,d)          274,023
Warnaco Group                                            23,300(b)            504,446
Wolverine World Wide                                      5,740                87,018
                                                                      ---------------
Total                                                                       1,203,956
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Brookline Bancorp                                         4,976                43,689
Charter Financial                                           343                 2,873
First Niagara Financial Group                             9,263               107,636
Provident Financial Services                              4,538                42,385
Trustco Bank NY                                          13,114                79,340
WSFS Financial                                            5,400               119,286
                                                                      ---------------
Total                                                                         395,209
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (2.3%)
Beacon Roofing Supply                                    61,637(b)            676,158
Interline Brands                                         32,800(b)            260,432
Rush Enterprises Cl A                                    40,700(b)            332,519
Watsco                                                   27,700               950,941
WESCO Intl                                                5,940(b,d)           98,604
                                                                      ---------------
Total                                                                       2,318,654
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.8%)
Centennial Communications                                67,900(b)            558,817
SBA Communications Cl A                                  53,600(b,d)        1,113,808
Syniverse Holdings                                        9,438(b)            142,797
                                                                      ---------------
Total                                                                       1,815,422
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $157,657,816)                                                     $100,801,115
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%               1,395,315(e)         $1,395,315
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,395,315)                                                         $1,395,315
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED  FOR SECURITIES ON LOAN (31.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     31,958,665           $31,958,665
-------------------------------------------------------------------------------------


TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $31,958,665)                                                       $31,958,665
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $191,011,796)(f)                                                  $134,155,095
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2009, the value of foreign securities represented 3.9% of net assets.

(d)  At Feb. 28, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $191,012,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $1,352,000
     Unrealized depreciation                                                      (58,209,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(56,857,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $134,155,095          $--             $--        $134,155,095





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE PARTNERS SMALL CAP VALUE FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (85.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AAR                                                     39,181(b,d)          $517,973
Ceradyne                                                   241(b)               4,136
Cubic                                                   18,597                484,638
Ducommun                                                 6,920(d)              88,022
Hexcel                                                 126,500(b,d)           785,565
Ladish                                                   9,467(b,d)            64,849
                                                                      ---------------
Total                                                                       1,945,183
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                             77,920(d)           1,296,589
-------------------------------------------------------------------------------------


AIRLINES (2.3%)
Air France-KLM ADR                                     286,770(c)           2,618,210
AirTran Holdings                                        87,523(b,d)           261,694
Alaska Air Group                                        44,610(b)             977,405
Continental Airlines Cl B                               26,685(b,d)           267,384
Hawaiian Holdings                                       10,125(b)              32,096
JetBlue Airways                                        139,196(b,d)           530,337
Republic Airways Holdings                               22,794(b)             157,734
SkyWest                                                 13,809                141,404
UAL                                                     72,512(b)             356,034
US Airways Group                                        63,834(b)             181,927
                                                                      ---------------
Total                                                                       5,524,225
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.4%)
American Axle & Mfg Holdings                           422,100(d)             392,553
Cooper Tire & Rubber                                   236,700(d)           1,076,985
Dana Holding                                           417,619(b)             150,343
Dorman Products                                          4,553(b)              37,608
Fuel Systems Solutions                                  18,377(b,d)           364,048
Gentex                                                 282,000              2,256,000
Lear                                                   343,300(b)             205,980
Superior Inds Intl                                     110,098(d)           1,121,899
Visteon                                                569,000(b,d)            65,435
                                                                      ---------------
Total                                                                       5,670,851
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Thor Inds                                               57,373                614,465
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Emergent BioSolutions                                   14,590(b,d)           281,733
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.8%)
Insteel Inds                                             4,352(d)              27,418
NCI Building Systems                                     3,205(b,d)            16,217
Simpson Mfg                                            105,900(d)           1,647,804
Trex                                                    17,603(b,d)           158,603
                                                                      ---------------
Total                                                                       1,850,042
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.7%)
BlackRock Kelso Capital                                 43,679                163,796
Hercules Technology Growth Capital                      15,469                 66,981
Knight Capital Group Cl A                               98,603(b)           1,734,427
LaBranche & Co                                          87,545(b)             506,010
Legg Mason                                             112,200(d)           1,439,526
Penson Worldwide                                         7,230(b)              34,704
SWS Group                                                9,727                131,995
Virtus Investment Partners                                   0(b)                   2
                                                                      ---------------
Total                                                                       4,077,441
-------------------------------------------------------------------------------------


CHEMICALS (0.6%)
American Pacific                                         3,474(b)              17,370
Ferro                                                    7,884                 11,589
Innophos Holdings                                        4,421                 46,951
Minerals Technologies                                    2,070                 61,934
NewMarket                                                2,807                 97,038
Olin                                                    14,994                156,537
PolyOne                                                605,900(b,d)           975,500
Sensient Technologies                                    3,851(d)              77,790
                                                                      ---------------
Total                                                                       1,444,709
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.7%)
Bank of Marin Bancorp                                    5,320                 95,760
Bank of the Ozarks                                       2,274(d)              47,186
Boston Private Financial Holdings                      252,948                877,729
Cathay General Bancorp                                  79,500(d)             772,740
CVB Financial                                           96,903                680,259
East West Bancorp                                       15,100                107,361
F.N.B                                                    8,279(d)              51,992
First BanCorp                                           18,609(c,d)            77,413
First Financial                                          9,260(d)             300,024
FirstMerit                                               2,427                 35,701
Intl Bancshares                                         84,000(d)             840,840
MainSource Financial Group                               1,136(d)               6,350
Natl Penn Bancshares                                     8,500(d)              62,985
Oriental Financial Group                                13,315(c,d)            23,301
Pennsylvania Commerce Bancorp                            4,788(b,d)            70,144
Prosperity Bancshares                                    4,511(d)             115,121
Republic Bancorp Cl A                                   13,294(d)             248,997
Santander BanCorp                                        5,620(c)              49,568
Southside Bancshares                                    10,337(d)             180,071
Susquehanna Bancshares                                  15,470(d)             135,672
SVB Financial Group                                      5,422(b,d)            88,650
Synovus Financial                                      182,000                633,360
Texas Capital Bancshares                                 1,063(b,d)            10,354
Wilshire Bancorp                                         6,717                 31,973
Zions Bancorporation                                    88,500(d)             829,245
                                                                      ---------------
Total                                                                       6,372,796
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.6%)
ATC Technology                                          65,500(b)             681,855
Comfort Systems USA                                      7,161                 68,173
Copart                                                  29,000(b,d)           783,580
Cornell Companies                                       30,065(b,d)           458,191
GeoEye                                                   2,709(b,d)            61,223
Schawk                                                 101,000(d)             781,740
United Stationers                                       51,500(b)           1,119,095
                                                                      ---------------
Total                                                                       3,953,857
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
3Com                                                 2,138,261(b)           4,725,557
Anaren                                                  45,139(b,d)           505,557
Avocent                                                  9,649(b)             115,595
EMS Technologies                                         7,777(b)             156,162
Sycamore Networks                                      171,882(b)             433,143
ViaSat                                                   3,554(b)              65,038
                                                                      ---------------
Total                                                                       6,001,052
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.8%)
Avid Technology                                        114,000(b)           1,135,440
Diebold                                                 92,800(d)           2,052,736
Electronics for Imaging                                135,000(b)           1,201,500
                                                                      ---------------
Total                                                                       4,389,676
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.2%)
Granite Construction                                    11,766(d)             418,634
Insituform Technologies Cl A                           186,545(b)           2,272,119
Michael Baker                                           23,937(b)             766,223
Northwest Pipe                                          11,791(b,d)           321,305
Perini                                                  14,767(b,d)           226,230
Pike Electric                                          154,998(b,d)         1,266,334
                                                                      ---------------
Total                                                                       5,270,845
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSUMER FINANCE (0.2%)
EZCORP Cl A                                             28,055(b)            $288,406
Nelnet Cl A                                             28,272(d)             144,187
                                                                      ---------------
Total                                                                         432,593
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Rock-Tenn Cl A                                          35,064(d)             968,117
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Audiovox Cl A                                           62,200(b,d)           174,160
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Career Education                                        32,765(b,d)           808,313
Lincoln Educational Services                             9,306(b,d)           133,448
                                                                      ---------------
Total                                                                         941,761
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Encore Capital Group                                     2,773(b)              11,009
Financial Federal                                       11,110(d)             211,090
                                                                      ---------------
Total                                                                         222,099
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
General Communication Cl A                             193,500(b)           1,042,965
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.2%)
Allete                                                   8,416(d)             224,202
Cleco                                                   50,118(d)           1,028,421
El Paso Electric                                        87,644(b)           1,238,410
Empire District Electric                                45,701                631,131
Idacorp                                                 31,627                769,801
NV Energy                                              200,000              1,854,000
Portland General Electric                               75,229              1,235,260
UIL Holdings                                             6,867                140,911
Unisource Energy                                        25,494                640,919
                                                                      ---------------
Total                                                                       7,763,055
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.5%)
AMETEK                                                  53,500(d)           1,415,610
EnerSys                                                  4,866(b)              52,164
Franklin Electric                                        6,533                143,726
Regal-Beloit                                            71,700(d)           2,056,356
                                                                      ---------------
Total                                                                       3,667,856
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.6%)
Celestica                                              500,000(b,c)         1,580,000
Flextronics Intl                                       192,000(b,c)           395,520
Gerber Scientific                                        6,132(b)              14,288
Jabil Circuit                                          152,000                629,280
Littelfuse                                             150,200(b)           1,715,284
Mercury Computer Systems                               156,400(b,d)           964,988
Multi-Fineline Electronix                                3,581(b)              51,101
Plexus                                                 242,400(b,d)         3,114,839
RadiSys                                                 13,231(b)              80,709
Sanmina-SCI                                             13,207(b)               3,302
Spectrum Control                                        11,327(b)              63,884
SYNNEX                                                   7,520(b,d)           111,446
Tech Data                                               37,000(b,d)           639,730
Vishay Intertechnology                                 677,800(b)           1,728,390
                                                                      ---------------
Total                                                                      11,092,761
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Boots & Coots Intl Well Control                         32,902(b)              37,179
GulfMark Offshore                                        6,506(b)             135,910
Hornbeck Offshore Services                               3,518(b,d)            46,121
Lufkin Inds                                              3,333                109,489
Newpark Resources                                       16,858(b)              50,068
Oceaneering Intl                                        45,000(b,d)         1,429,651
Superior Well Services                                   7,295(b,d)            41,946
TETRA Technologies                                     140,000(b)             400,400
Trico Marine Services                                    6,080(b,d)            19,882
                                                                      ---------------
Total                                                                       2,270,646
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.9%)
Andersons                                                3,710                 45,856
Casey's General Stores                                  10,878(d)             216,581
Nash Finch                                              14,330(d)             499,257
Pantry                                                  42,988(b)             664,595
Ruddick                                                 16,327(d)             353,969
Susser Holdings                                          8,002(b)              80,260
United Natural Foods                                    12,565(b,d)           186,967
                                                                      ---------------
Total                                                                       2,047,485
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.4%)
Flowers Foods                                           42,000(d)             937,020
Hain Celestial Group                                     6,785(b,d)            95,533
J&J Snack Foods                                         54,897              1,733,098
Lancaster Colony                                        14,421                560,688
Lance                                                   12,243                267,020
Ralcorp Holdings                                        29,300(b)           1,775,581
TreeHouse Foods                                         14,064(b)             375,368
                                                                      ---------------
Total                                                                       5,744,308
-------------------------------------------------------------------------------------


GAS UTILITIES (0.6%)
Laclede Group                                           11,973                473,891
Southwest Gas                                           50,318(d)             980,698
                                                                      ---------------
Total                                                                       1,454,589
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Cantel Medical                                          13,881(b)             173,235
Cooper Companies                                        33,000(d)             725,670
ev3                                                      5,111(b)              30,104
Greatbatch                                               8,222(b)             160,165
ICU Medical                                             51,980(b,d)         1,638,929
                                                                      ---------------
Total                                                                       2,728,103
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.4%)
Amedisys                                                31,000(b,d)         1,014,010
AMERIGROUP                                              23,966(b,d)           593,877
AMN Healthcare Services                                114,000(b,d)           742,140
Chemed                                                  33,000(d)           1,313,730
Emergency Medical Services Cl A                         39,500(b,d)         1,209,490
Gentiva Health Services                                 19,030(b)             329,790
Hanger Orthopedic Group                                  9,404(b,d)           125,073
HealthSpring                                            10,100(b)              81,810
Kindred Healthcare                                      21,210(b)             305,212
Magellan Health Services                                44,066(b)           1,461,229
Molina Healthcare                                        6,271(b,d)           117,456
Odyssey HealthCare                                      38,394(b)             397,762
PharMerica                                              17,023(b,d)           285,646
Universal American Financial                             7,717(b)              51,781
                                                                      ---------------
Total                                                                       8,029,006
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.0%)
Ameristar Casinos                                      267,800              2,635,152
Bob Evans Farms                                         25,416(d)             469,434
CEC Entertainment                                        1,298(b,d)            30,308
Intl Speedway Cl A                                       9,157                177,005
Lodgian                                                427,048(b)             777,227
Papa John's Intl                                        65,000(b)           1,439,750
Royal Caribbean Cruises                                233,000(d)           1,398,000
Speedway Motorsports                                     9,283(d)             110,189
Wendy's/Arby's Group Cl A                               49,819(d)             225,680
                                                                      ---------------
Total                                                                       7,262,745
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (--%)
American Greetings Cl A                                  7,875(d)              29,374
Blyth                                                    2,153                 43,942
                                                                      ---------------
Total                                                                          73,316
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.1%)
Central Garden & Pet Cl A                               39,027(b)             291,532
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Reliant Energy                                         350,000(b)           1,211,000
-------------------------------------------------------------------------------------


INSURANCE (8.6%)
Ambac Financial Group                                    9,113(d)               5,377
American Equity Investment Life Holding                 73,515(d)             282,298
American Natl Insurance                                 27,300(d)           1,155,063
American Physicians Capital                             13,010                551,234
American Physicians Service Group                       28,243                584,630
Amerisafe                                               59,935(b)             869,058
AmTrust Financial Services                              87,629                734,331
Baldwin & Lyons Cl B                                     5,750                 97,463
CNA Surety                                              45,927(b)             668,238
Donegal Group Cl A                                      11,842                166,499
Employers Holdings                                      15,736                151,066
FPIC Insurance Group                                    21,851(b,d)           810,672
Harleysville Group                                      25,298                752,868
Hartford Financial Services Group                       88,000                536,800
Horace Mann Educators                                  156,037              1,199,924
Infinity Property & Casualty                            26,880(d)             955,046
IPC Holdings                                           166,400(c)           4,228,223
MBIA                                                    85,735(b,d)           234,914
Meadowbrook Insurance Group                             17,601                101,382
Navigators Group                                        12,996(b)             678,781
OneBeacon Insurance Group                               20,216                225,206
PMA Capital Cl A                                        35,190(b,d)           180,877
ProAssurance                                            24,456(b,d)         1,168,751
RLI                                                     10,956                536,625


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Safety Insurance Group                                  22,003(d)            $688,034
SeaBright Insurance Holdings                            28,915(b)             281,054
Selective Insurance Group                               80,003(d)             962,436
State Auto Financial                                     3,172                 53,036
Stewart Information Services                           104,142(d)           1,519,431
                                                                      ---------------
Total                                                                      20,379,317
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.6%)
DealerTrack Holdings                                   127,500(b,d)         1,346,401
Internap Network Services                               57,148(b)             174,301
United Online                                            3,429                 15,979
                                                                      ---------------
Total                                                                       1,536,681
-------------------------------------------------------------------------------------


IT SERVICES (2.9%)
Acxiom                                                 103,304(d)             855,357
CACI Intl Cl A                                          41,027(b)           1,754,725
MAXIMUS                                                 70,700(d)           2,605,295
Unisys                                                 502,000(b)             195,780
VeriFone Holdings                                      340,000(b)           1,475,600
                                                                      ---------------
Total                                                                       6,886,757
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                              124,400(d)             384,396
Head                                                   755,200(b,c)           370,048
JAKKS Pacific                                           11,970(b)             151,660
RC2                                                     61,500(b)             288,435
                                                                      ---------------
Total                                                                       1,194,539
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories Cl A                               17,500(b)             974,750
Covance                                                 18,800(b)             714,024
                                                                      ---------------
Total                                                                       1,688,774
-------------------------------------------------------------------------------------


MACHINERY (4.1%)
Flowserve                                               45,600              2,301,432
Harsco                                                 113,400              2,342,843
Kaydon                                                  34,300(d)             857,500
LB Foster Cl A                                           9,980(b,d)           213,273
Met-Pro                                                 11,404(d)              82,565
Oshkosh                                                312,000(d)           1,953,120
Terex                                                  167,500(b,d)         1,494,100
Watts Water Technologies Cl A                           38,500(d)             653,345
                                                                      ---------------
Total                                                                       9,898,178
-------------------------------------------------------------------------------------


MEDIA (0.5%)
Central European Media Enterprises Series A             63,000(b,c,d)         400,680
Scholastic                                              13,995(d)             154,085
Valassis Communications                                390,300(b,d)           530,808
                                                                      ---------------
Total                                                                       1,085,573
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Compass Minerals Intl                                      597(d)              31,175
Stillwater Mining                                      325,000(b,d)         1,027,000
Worthington Inds                                        14,670                120,294
                                                                      ---------------
Total                                                                       1,178,469
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.3%)
Dillard's Cl A                                         324,600              1,152,330
Family Dollar Stores                                    63,100(d)           1,731,464
Fred's Cl A                                             30,260                278,695
                                                                      ---------------
Total                                                                       3,162,489
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.0%)
Avista                                                  57,992                829,866
NorthWestern                                            19,623                402,075
PNM Resources                                          140,000              1,076,600
                                                                      ---------------
Total                                                                       2,308,541
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.7%)
Alon USA Energy                                         24,780(d)             271,341
Encore Acquisition                                      41,200(b)             827,296
EXCO Resources                                         131,000(b,d)         1,193,410
GeoMet                                                   4,527(b,d)             4,618
Gulfport Energy                                          6,964(b,d)            15,530
Parallel Petroleum                                     183,100(b,d)           221,551
Quicksilver Resources                                  152,000(b,d)           912,000
Stone Energy                                            56,503(b)             223,752
USEC                                                   699,307(b,d)         3,517,513
Western Refining                                        76,100                863,735
World Fuel Services                                     27,963(d)             811,207
                                                                      ---------------
Total                                                                       8,861,953
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.1%)
Domtar                                               1,336,800(b,c,d)       1,056,071
Glatfelter                                             143,950(d)             895,369
Kapstone Paper and Packaging                             3,423(b)               5,169
Louisiana-Pacific                                      131,143(d)             212,452
Neenah Paper                                            77,000                404,250
                                                                      ---------------
Total                                                                       2,573,311
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (--%)
Elizabeth Arden                                          6,314(b,d)            34,980
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.1%)
Salix Pharmaceuticals                                    3,579(b)              26,664
ViroPharma                                              61,191(b)             253,942
                                                                      ---------------
Total                                                                         280,606
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (2.4%)
Administaff                                             73,600              1,432,256
Barrett Business Services                                8,290                 70,714
Korn/Ferry Intl                                        232,700(b,d)         2,150,148
Resources Connection                                    81,000(b,d)         1,113,750
School Specialty                                        66,000(b)             928,620
                                                                      ---------------
Total                                                                       5,695,488
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
MI Developments Cl A                                   323,500(c)           1,423,400
-------------------------------------------------------------------------------------


ROAD & RAIL (0.7%)
Genesee & Wyoming Cl A                                   1,752(b)              36,599
Landstar System                                         43,000              1,360,951
Marten Transport                                        15,863(b,d)           262,691
                                                                      ---------------
Total                                                                       1,660,241
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Brooks Automation                                      459,100(b,d)         1,964,948
Entegris                                               849,067(b)             517,931
Integrated Silicon Solution                            351,148(b)             495,119
Micron Technology                                      250,000(b,d)           805,000
Semiconductor Mfg Intl ADR                           1,746,800(b,c,d)       2,987,027
Spansion Cl A                                          736,100(b)              36,805
TriQuint Semiconductor                                  20,127(b)              46,896
Varian Semiconductor Equipment Associates               57,500(b,d)         1,049,375
                                                                      ---------------
Total                                                                       7,903,101
-------------------------------------------------------------------------------------


SOFTWARE (1.4%)
EPIQ Systems                                             6,155(b,d)           103,835
Macrovision Solutions                                   12,765(b)             200,793
Mentor Graphics                                        330,800(b,d)         1,465,444
MSC.Software                                           166,500(b)             769,230
Solera Holdings                                         45,000(b,d)           935,550
                                                                      ---------------
Total                                                                       3,474,852
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.0%)
Aaron Rents                                             90,712(d)           2,179,809
America's Car-Mart                                      39,592(b,d)           434,720
Borders Group                                          567,823(b)             312,303
Cabela's                                               217,042(b)           1,827,494
Cato Cl A                                               13,735                200,943
Children's Place Retail Stores                           4,944(b,d)            90,376
Collective Brands                                        9,627(b)              99,639
Conn's                                                  17,592(b,d)           216,382
Finish Line Cl A                                        11,135                 46,210
Genesco                                                  1,498(b)              21,421
Group 1 Automotive                                      74,000(d)             791,800
Gymboree                                                50,000(b,d)         1,286,000
Hot Topic                                               25,981(b,d)           230,711
Jo-Ann Stores                                              804(b)               9,680
Jos A Bank Clothiers                                    23,355(b,d)           527,823
MarineMax                                              133,600(b,d)           192,384
Men's Wearhouse                                        250,000              2,670,000
Monro Muffler Brake                                     17,271                406,387
Rent-A-Center                                            9,072(b)             158,941
                                                                      ---------------
Total                                                                      11,703,023
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.7%)
G-III Apparel Group                                      9,307(b,d)            31,644
Movado Group                                             5,790(d)              33,061
Steven Madden                                            7,584(b)             123,012
UniFirst                                                36,000(d)             862,560
Volcom                                                  80,000(b,d)           636,800
                                                                      ---------------
Total                                                                       1,687,077
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.3%)
First Financial Holdings                                 5,794                 32,678
Flushing Financial                                       8,483                 52,086
OceanFirst Financial                                     5,171                 49,021
Ocwen Financial                                         38,549(b,d)           351,952
Roma Financial                                           9,264(d)             102,367
WSFS Financial                                           4,954                109,434
                                                                      ---------------
Total                                                                         697,538
-------------------------------------------------------------------------------------


TOBACCO (--%)
Universal                                                  537(d)              15,433
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TRADING COMPANIES & DISTRIBUTORS (0.6%)
Aceto                                                   48,955               $295,199
Aircastle                                                  184                    604
Beacon Roofing Supply                                   82,317(b)             903,017
Huttig Building Products                               297,560(b)              49,841
Kaman                                                   16,732                196,099
TAL Intl Group                                           9,753(d)              72,757
                                                                      ---------------
Total                                                                       1,517,517
-------------------------------------------------------------------------------------


WATER UTILITIES (0.1%)
California Water Service Group                           5,386                211,454
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
iPCS                                                    58,500(b,d)           482,625
Syniverse Holdings                                      11,815(b)             178,761
USA Mobility                                            64,997(b)             594,073
                                                                      ---------------
Total                                                                       1,255,459
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $397,284,654)                                                     $204,426,312
-------------------------------------------------------------------------------------





PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
BANKING
East West Bancorp Series A 8.00% Cv                    1,640                 $773,227
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,640,000)                                                           $773,227
-------------------------------------------------------------------------------------





MONEY MARKET FUND (14.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%              34,775,508(e)        $34,775,508
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $34,775,508)                                                       $34,775,508
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL  RECEIVED
FOR SECURITIES ON LOAN (21.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     50,420,037           $50,420,037
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED
  FOR SECURITIES ON LOAN
(Cost: $50,420,037)                                                       $50,420,037
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $484,120,199)(f)                                                  $290,395,084
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2009, the value of foreign securities represented 6.3% of net assets.

(d)  At Feb. 28, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $484,120,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $5,002,000
     Unrealized depreciation                                                     (198,727,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(193,725,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $289,621,857        $773,227          $--        $290,395,084





--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   RiverSource Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009